UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08191

Name of Fund: Bullfinch Fund, Inc.

Fund Address: 3909 Rush Mendon Road
              Mendon, New York  14506

Name and address of agent for service: Christopher Carosa, President,
        Bullfinch Fund, Inc., 3909 Rush Mendon Road,
        Mendon, New York  14506
        Mailing address: 3909 Rush Mendon Road
        Mendon, New York  14506

Registrant's telephone number, including area code: (585) 624-3150

Date of fiscal year end: October 31

Date of reporting period: 11/01/11 - 04/30/12

Item 1 - Attach shareholder report






BULLFINCH FUND, INC.




3909 Rush Mendon Road
Mendon, New York 14506
(585) 624-3150
1-888-BULLFINCH
(1-888-285-5346)





















Semi-Annual Report
April 30, 2012


Management's Discussion of Fund Performance

June 27, 2012

Dear Fellow Shareholders:

We are very proud to present the April 2012 Semi-Annual Report of Bullfinch Fund, Inc. This report contains the unaudited financial statements for both the Unrestricted Series and the Greater Western New York Series.

These last six months have been mixed, with the Unrestricted Series performing slightly above our benchmark (the Value Line Geometric Index) and the Greater Western New York Series performing slightly behind our benchmark. Long-term, however, as the graphs in this report indicate, both funds have significantly outpaced our benchmark. Although past performance can never guarantee future results, we think you'd be interested in that particular fact.

One of the reasons for this performance is our defensive posture. We've been slowly building up our cash position in anticipation of a market pull-back. This has dampened our upside but is intended to protect us on the downside should the markets fall.

In terms of individual stock performance, the Unrestricted Series was led by Monster Beverage Corporation, which we ended up selling once it had met our sell price. Zumiez, Inc. was another spectacular performer, having greatly exceeded its earnings expectations. Lest you think only youth-oriented stocks did well, staid companies like A.J. Gallagher, Fastenal and Microsoft also did extremely well. Underperforming companies included Expeditors International, likely due to the slowdown in the world economy, NVIDIA, still reeling from the problems in the chip sector and Oracle, coming down from its all-time high after missing on its earnings.

Regarding the Greater Western New York Series, the biggest factor has been the general malaise of the smaller company stocks following a period of a dramatic run-up. Although Kodak did declare bankruptcy, its relative position size in our portfolio was small at the time we sold it. We also had the question of the dividend payout, which has brought down Frontier Communications. The decline of National Fuel Gas reflects a retreat from an abnormal spike-up in the month of October 2011. On the upside, we again had Zumiez and Fastenal, both with retail outlets in the region, but also such local stalwarts as Taylor Devices, which is benefiting from increased orders following last year's earthquakes and Gibraltar Industries, which has made a comeback after lingering at near-term lows for much of the fall of 2011.

Keep in mind the relative lack of financial stocks in both funds, especially the Unrestricted Series. This industry has been historically difficult to assess from a fundamental value standpoint and, as a result, tends to be volatile. Much of the market's strength in the first calendar quarter of 2012 has been in this industry.

Finally, we continue to believe the greatest impact on the markets this year will be the Presidential Election, with the potential overturning of the Health Care Law by the Supreme Court coming in a close second. We continue to monitor our portfolios and investment opportunities with an eye on this environment.

We wish to thank our shareholders for expressing their confidence in us and wish you continued good fortune.

Best Regards,
Bullfinch Fund, Inc.

Christopher Carosa, CTFA
President



BULLFINCH FUND, INC.
PERFORMANCE SUMMARY
The graph below represents the changes in value for an initial $10,000 investment in the BULLFINCH Fund from 7/1/01 to 4/30/12. These changes are then compared to a $10,000 investment in the Value Line Geometric Index, The Value Line Geometric Index (VLG) is an unmanaged index of between 1,600 and 1,700 stocks. Value Line states "The VLG was intended to provide a rough approximation of how the median stock in the Value Line Universe performed.
The VLG also has appeal to institutional investors as a proxy for the so-called 'multi-cap' market because it includes large cap, mid cap and small cap stocks alike." The Fund feels it is an appropriate benchmark because the Fund's portfolios are multi-cap portfolios. The Fund's returns include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.


(GRAPH OMITTED)

Year          Bullfinch Fund, Inc.             Value Line
Ending        Unrestricted Series              Geometric Index

                   $10,000                        $10,000
6/30/2002          $ 9,050                         $8,112
6/30/2003          $ 9,643                         $7,397
6/30/2004          $11,316                         $9,424
6/30/2005          $11,632                         $9,879
6/30/2006          $11,783                        $10,581
6/30/2007          $13,968                        $12,344
6/30/2008          $12,502                         $9,303
10/31/2008         $10,318                         $6,419
10/31/2009         $10,909                         $7,031
10/31/2010         $12,854                         $8,513
10/31/2011         $14,151                         $8,449
4/30/2012          $15,468                         $9,100

Annualized
Returns
Ending        Bullfinch Fund, Inc.             Value Line
4/30/2012    Unrestricted Series              Geometric Index

One-Year           + 4.72%                       - 9.41%
Five-Year          + 2.38%                       - 5.53%
Ten-Year           + 4.84%                       - 0.48%

(GRAPH OMITTED)

Year          Bullfinch Fund, Inc.             Value Line
Ending        Greater Western New York Series  Geometric Index

                   $10,000                        $10,000
6/30/2002          $ 9,081                         $8,112
6/30/2003          $ 9,684                         $7,397
6/30/2004          $12,075                         $9,424
6/30/2005          $11,727                         $9,879
6/30/2006          $14,072                        $10,581
6/30/2007          $15,835                        $12,344
6/30/2008          $14,223                         $9,303
10/31/2008         $12,141                         $6,419
10/31/2009         $11,722                         $7,031
10/31/2010         $14,774                         $8,513
10/31/2011         $16,195                         $8,449
4/30/2012          $17,120                         $9,100

Annualized
Returns
Ending        Bullfinch Fund, Inc.             Value Line
4/30/2012    Greater Western New York Series  Geometric Index

One-Year           - 0.51%                       - 9.41%
Five-Year          + 3.09%                       - 5.53%
Ten-Year           + 5.93%                       + 0.48%

UNRESTRICTED SERIES
(A Series Within Bullfinch Fund, Inc.)

FINANCIAL STATEMENTS AS OF APRIL 30, 2012
(UNAUDITED)


UNRESTRICTED SERIES
(A SERIES WITHIN THE BULLFINCH FUND, INC.)

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2012 (UNAUDITED)



ASSETS

Investments in Securities, at Fair Value,
    Identified Cost of $3,092,534                    $ 4,281,853

Cash                                                     749,865

Accrued Interest and Dividends                             3,044

Prepaid Expenses                                           1,339
                                                    ------------
Total Assets                                        $  5,036,101
                                                    ============

LIABILITIES AND NET ASSETS

LIABILITIES

Accrued Expenses                                    $     10,913

Due to Shareholder Transaction                             3,750


NET ASSETS

Net Assets (Equivalent to $15.97 per share
   based on 314,475.372 shares of stock outstanding)   5,022,105
                                                    ------------

Total Liabilities and Net Assets                     $ 5,036,101
                                                    ============

COMPOSITION OF NET ASSETS

Shares of Common Stock - Par Value $.01;
      10,000,000 Shares Authorized,
      314,475.372 Shares Outstanding                $  3,999,631

Accumulated Net Investment Loss                         (166,845)
                                                    ------------

Net Unrealized Depreciation on Investments             1,189,319
                                                    ============

Net Assets at April 30, 2012                        $  5,022,105





The accompanying notes are an integral part of these statements.

UNRESTRICTED SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
SCHEDULE OF INVESTMENTS IN SECURITIES APRIL 30, 2012
(UNAUDITED)

                                 Historical
Common Stocks - 100%    Shares         Cost       Value

Computers - Software - 13.70%
  Adobe Systems Inc.     4,800   $  125,063  $  161,040
  Microsoft Corp.        6,200      151,626     198,493
  Oracle Corp.           5,500       56,122     161,700
  Synopsis, Inc.         5,600      115,460     168,056
                                  ---------   ---------
                                    448,271     689,289
Retail - Specialty - 9.06%
  Fastenal Co.           4,800       83,684     224,736
  Zumiez Inc.            6,300      134,766     230,958
                                  ---------   ---------
                                    218,450     455,694
Semiconductors - 7.62%
  Intel Corp.            8,000      143,610     227,160
  NVIDIA Corp.           5,300       95,564      68,900
  Tessera Technologies   5,600       96,089      87,584
                                  ---------   ---------
                                    335,263     383,644

Medical Products and Supplies - 6.15%
  Johnson & Johnson      2,400      136,714     156,240
  Medtronic Inc.           300       10,839      11,460
  Stryker Corporation    2,600      125,743     141,882
                                  ---------   ---------
                                    273,296     309,582

Computers - Networking - 4.29%
  Cisco Systems, Inc.   10,700      160,237     215,658

Retail - General - 4.27%
  Fred's Inc. Class A   15,000      152,560     214,800

Insurance - 4.26%
  Gallagher Arthur J & Co. 5,700    138,298     214,092

Electronics Components - 3.98%
  TE Connectivity Ltd.   5,500      149,751     200,530

Banking & Finance - 3.77%
  FIserv, Inc.           2,700      112,511     189,783

Electrical Equipment - 3.68%
  Corning Inc.           7,300       66,773     104,755
  General Electric Co.   4,100       77,607      80,278
                                  ---------   ---------
                                    144,380     185,033


                                 Historical
                        Shares         Cost       Value

Internet Services - 3.36%
  Amazon.com Inc.          730      145,358     169,287

Food Processing - 2.95%
  Sensient Technologies  4,000       80,550     148,600

Commercial Services - 2.92%
  Paychex, Inc.          4,750      130,496     147,155

Tobacco Products - 2.92%
  Universal Corp. VA     3,200      120,756     146,656

Pharmaceuticals - 2.85%
  Furiex Pharmaceuticals   458        4,538       6,581
  Mylan Inc.             6,300       87,179     136,647
                                  ---------   ---------
                                     91,717     143,228
Biotech - 2.78%
  Meridian Bioscience, Inc. 6,800   118,878     139,740

Utilities - Natural Resources - 2.59%
  Chesapeake Utilities Corp. 3,100   57,194     130,262

Industrial Services - 1.51%
  Expeditors Int'l Washington 1,900  61,567      76,000

Aerospace - 1.35%
  AAR Corporation        4,400       83,191      67,980

Computers - Hardware - 1.09%
  Dell Corporation       3,350       69,810      54,840
                                  ---------   ---------

Total Investments in Securities   3,092,534   4,281,853



Schwab Money Market - 14.90%                    749,865
7 Day Yield .01%
                                  ---------   ---------

Total Invested Assets            $3,092,534  $5,031,718
                                  =========   =========

UNRESTRICTED SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
SCHEDULE OF INVESTMENTS IN SECURITIES APRIL 30, 2012
(UNAUDITED)

Table of Industries

Industry                           Market Value       Pct.
------------------------------     -------------- 	   -----

Aerospace                           $      67,980      1.35%
Banking & Finance                   $     189,783      3.77%
Biotech                             $     139,740      2.78%
Commercial Services                 $     147,155      2.92%
Computers - Hardware                $      54,840      1.09%
Computers - Networking              $     215,658      4.29%
Computers - Software                $     689,289     13.70%
Electrical Equipment                $     185,033      3.68%
Electronics Components              $     200,530      3.98%
Food Processing                     $     148,600      2.95%
Industrial Services                 $      76,000      1.51%
Insurance                           $     214,092      4.26%
Internet Services                   $     169,287      3.36%
Medical Products & Supplies         $     309,582      6.15%
Pharmaceuticals                     $     143,228      2.85%
Retail - General                    $     214,800      4.27%
Retail - Specialty                  $     455,694      9.06%
Semiconductors                      $     383,644      7.62%
Tobacco Products                    $     146,656      2.92%
Utilities - Natural Resources       $     130,262      2.59%
                                      -----------    -------
Total Equities                      $   4,281,853     85.10%

Cash & Equivalents (7 day yield .01%) $   749,865     14.90%

Total Invested Assets               $   5,031,718    100.00%







The accompanying notes are an integral part of these statements.








UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENTS OF OPERATIONS FOR THE PERIOD FROM NOVEMBER 1, 2011
TO APRIL 30, 2012, FOR THE YEARS ENDED OCTOBER 31, 2011, 2010 and 2009 (UNAUDITED)

                             4/2012       10/2011       10/2010       10/2009
INVESTMENT INCOME:
   Dividends               $ 35,785    $   85,600     $  72,684     $  71,612
EXPENSES:
   Adviser Fees              25,782        47,651        44,466        42,876
   Legal and Professional     6,167        13,176        12,702        12,521
   Director's Fees            1,200         1,400             0         1,200
   D&O/E&O                    4,062         8,707         8,991         8,684
   Fidelity Bond                  0         1,008           963           919
   Taxes                        300           454           450           585
   Registration Fees            865           850           891         2,751
   Custodian Fees             5,313         6,896         8,057         2,677
   Dues and Subscriptions     1,791         2,061         2,007         2,034
                           --------      --------      --------      --------
Total expense                45,500        82,393        78,681        74,342
                           --------      --------      --------      --------
Net investment income (loss) (9,715)        3,207        (5,997)       (2,730)
                           --------      --------      --------      --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain (loss) from securities
      Transactions          182,518       238,287        42,440      (281,373)
  Unrealized appreciation (depreciation)
      during the period     268,438       195,567       652,380       517,501
                           --------      --------      --------      --------
  Net gain (loss)
      on investments        450,956       433,854       694,820       236,128
                           --------      --------      --------      --------
CHANGE IN NET ASSETS
  FROM OPERATIONS        $  441,241     $ 437,061    $  688,823     $ 233,398
                           ========      ========      ========      ========

UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENTS OF CHANGES IN NET ASSETS FOR THE PERIOD FROM NOVEMBER 1, 2011 TO APRIL 30, 2012, FOR THE YEARS ENDED OCTOBER 31, 2011, 2010
AND 2009 (UNAUDITED)

	                       4/2012       10/2011       10/2010       10/2000
INCREASE IN NET ASSETS FROM OPERATIONS:
 Net investment
   income (loss)        $    (9,715)  $     3,207   $    (5,997)  $    (2,730)
 Net realized gain (loss) from securities
    transactions            182,518       238,287        42,440      (281,373)
 Net change in unrealized appreciation (depreciation)
    of investments          268,438       195,567       652,380       517,501
                           --------      --------      --------      --------
Change in net assets
    from operations         441,241       437,061       688,823       233,398

CAPITAL SHARE TRANSACTIONS:
   Sales                    176,915       266,136       160,643       139,406
   Redemptions             (202,755)     (453,229)     (489,727)     (650,802)
                           --------      --------      --------      --------
Total capital share
   Transactions             (25,840)     (187,093)     (329,084)     (511,396)
                           --------      --------      --------      --------
Increase (decrease)
   in net assets            415,401       249,968       359,739      (277,998)

NET ASSETS:
  Beginning of period     4,606,704     4,356,736     3,996,997     4,274,995
                           --------      --------      --------      --------
  End of period         $ 5,022,105   $ 4,606,704   $ 4,356,736   $ 3,996,997
                           ========      ========      ========      ========
The accompanying notes are an integral part of these statements.

UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
NOTES TO FINANCIAL STATEMENTS APRIL 30, 2012 (UNAUDITED)


NOTE A - SCOPE OF BUSINESS

The Unrestricted Series (the "Series") is a series within the Bullfinch Fund, Inc. (the "Fund"), which was organized as a Maryland corporation registered under the Investment Company Act of 1940 as an open-ended non-diversified management investment company.

The investment objective of the Series is to seek conservative long-term growth in capital. The Adviser seeks to achieve this objective by using an asset mix consisting primarily of exchange listed securities and over-the-counter common stocks as well as U.S. Government securities maturing within five years.

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Cash - Cash consists of amounts deposited in money market accounts and is not federally insured. The Series has not experienced any losses on such amounts and believes it is not exposed to any significant credit risk on cash.

Security Valuation - The Series records its investments at fair value and is in compliance with FASB 820-10-50. Securities traded on national securities exchanges or the NASDAQ National Market System are valued daily at the closing prices of the securities on those exchanges and securities traded on over-the-counter markets are valued daily at the closing bid prices. Short-term and money market securities are valued at amortized cost, which approximates market value. As of April 30, 2012 all securities are valued through an exchange. In cases where market prices are unreliable or not readily available, for example, when trading on securities are halted as permitted by the SEC or when there is no trading volume on an Over-the-Counter security held by the Fund, the Fund relies on fair value pricing provided by the Adviser. In performing its fair value pricing, the Adviser acts under the ultimate supervision of, and follows, the policies of the Board of Directors. The Board of Directors retains the right to determine its own fair value price should it have reason to believe the price provided by the Adviser does not reflect fair value. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset value per share.

Income Taxes - It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made. As of October 31, 2011 the Series has capital loss carryforwards of $646 which expire in seven years.

Distributions to Shareholders - Distributions to shareholders are recorded on the ex-dividend date. The Series made a distribution of its ordinary income of $7,748 to its shareholders on December 30, 2008, in the form of stock dividends equal to 779.456 shares of stock. The Series made a distribution of its ordinary income of $3,217 to its shareholders on December 27, 2011, in the form of stock dividends equal to 215.509 shares of stock.

Other - The Series follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains and losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results can differ from those estimates.

NOTE C - INVESTMENTS

For the period from November 1, 2011 to April 30, 2012, the Series purchased $208,775 of common stock. During the same period, the Series sold $362,339 of common stock.

For the year ended October 31, 2011, the Series purchased $514,255 of common stock. During the same period, the Series sold $808,893 of common stock.

For the year ended October 31, 2010, the Series purchased $829,952 of common stock. During the same period, the Series sold $845,835 of common stock

For the year ended October 31, 2009, the Series purchased $656,031 of common stock. During the same period, the Series sold $950,748 of common stock

At April 30, 2012, the gross unrealized appreciation for all securities totaled $1,254,670 and the gross unrealized depreciation for all securities totaled $65,351, or a net unrealized appreciation of $1,189,319. The aggregate cost of securities for federal income tax purposes at April 30, 2012 was $3,092,534.

At October 31, 2011 the gross unrealized appreciation for all securities totaled $985,408 and the gross unrealized depreciation for all securities totaled $64,527, or a net unrealized appreciation of $920,881. The aggregate cost of securities for federal income tax purposes at October 31, 2011 was $3,063,580.

At October 31, 2010, the gross unrealized appreciation for all securities totaled $794,792 and the gross unrealized depreciation for all securities totaled $69,479, or a net unrealized appreciation of $725,313. The aggregate cost of securities for federal income tax purposes at October 31, 2010 was $3,120,000.

At October 31, 2009, the gross unrealized appreciation for all securities totaled $337,999 and the gross unrealized depreciation for all securities totaled $265,066, or a net unrealized appreciation of $72,933. The aggregate cost of securities for federal income tax purposes at October 31, 2009 was $3,098,089.

NOTE D - INVESTMENT ADVISORY AGREEMENT

Carosa Stanton Asset Management, LLC serves as investment advisor to the Fund pursuant to an investment advisory agreement which was approved by the Fund's board of directors. Carosa Stanton Asset Management, LLC is a Registered Investment Adviser under the Investment Advisers Act of 1940. The Investment advisory agreement provides that Carosa Stanton Asset Management, LLC, subject to the supervision and approval of the Fund's board of directors, is responsible for the day-to-day management of the Fund's portfolio, which includes selecting investments and handling its business affairs.

As compensation for its services to the Fund, the investment advisor receives monthly compensation at an annual rate of 1.25% on the first $1 million of daily average net assets and 1% on that portion of the daily average net assets in excess of $1 million. These fees will be reduced by any sub-transfer agent fees incurred by the Fund.

Carosa Stanton Asset Management, LLC has agreed to forego sufficient investment advisory fees to limit total expenses of the Fund to 2% of the first $10 million in average assets and 1.5% of the next $20 million in average assets.

During the period from November 1, 2011 to April 30, 2012, the year ended October 31, 2011, the year ended October 31, 2010 and the year ended
October 31, 2009, the fund paid investment adviser fees of $25,782, $47,651, $44,466, and $42,876, respectively.

On April 30, 2012, the fund had $4,316 included in accrued expenses, as owed to Carosa Stanton Asset Management, LLC.

NOTE E - CAPITAL SHARE TRANSACTIONS

The Fund has authorized 10,000,000 shares of common stock at $0.01 par value per share. Each share has equal dividend, distribution and liquidation rights. Transactions in capital stock of the Series were as follows:

                                              Shares          Amount

Balance at October 31, 2008              400,408.280     $ 5,042,079

Shares sold during 2009                   13,278.412         139,406
Shares redeemed during 2009              (59,858.012)       (650,802)
Reinvestment of Distributions,
   December 30, 2008                         779.456           7,748

Balance at October 31, 2009              354,608.136     $ 4,538,431

Shares sold during 2010			  12,926.800         160,643
Shares redeemed during 2010              (39,476.642)       (489,727)

Balance at October 31, 2010              328,058.294     $ 4,209,347


Shares sold during 2011                   18,943.134         266,136
Shares redeemed during 2011              (31,823.224)       (453,229)

Balance at October 31, 2011              315,178.204     $ 4,022,254

Shares sold during period                 11,819.658         176,915
Shares redeemed during period            (12,737.999)       (202,755)
Reinvestment of Distributions,
   December 27, 2011                         215.509           3,217

Balance at April 30, 2012                314,475.372     $ 3,999,631

UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
FINANCIAL HIGHLIGHTS (SUPPLEMENTAL DATA FOR A SHARE OUTSTANDING)
FOR THE PERIOD FROM NOVEMBER 1, 2011 TO APRIL 30, 2012,
FOR THE YEARS ENDED OCTOBER 31, 2011, 2010 AND 2009, FOR THE FOUR
MONTHS ENDED OCTOBER 31, 2008,AND FOR THE YEARS ENDED JUNE 30, 2008 AND 2007 (UNAUDITED)


                   April  October  October  October  October     June    June
                    2012     2011     2010     2009     2008     2008    2007

NET ASSET VALUE,
  beginning
  of period      $ 14.62  $ 13.28  $ 11.27  $ 10.68  $ 12.94  $ 14.81 $ 13.29

INCOME FROM INVESTMENT OPERATIONS
  Net investment income
   (loss)          (0.03)    0.01    (0.02)   (0.01)   (0.01)    0.10    0.12
  Net gain (loss) on
   securities both realized
   and unrealized   1.37     1.33     2.03     0.58    (2.25)   (2.31)   0.49

Total from investment
   operations       1.34     1.34     2.01     0.57    (2.26)   (2.21)   0.61

DISTRIBUTIONS
 Dividends          0.01     0.00     0.00     0.02     0.00     0.34    0.91

NET ASSET VALUE,
   end of period $ 15.97  $ 14.62  $ 13.28  $ 11.27  $ 10.68  $ 12.94 $ 14.81

NET ASSETS, end of period
 $5,022,105  $4,606,704 $4,356,736 $3,996,997 $4,274,995 $4,904,188 $5,163,219

                   Actual** Actual   Actual   Actual   Actual   Actual  Actual

RATIO OF EXPENSES
  TO AVERAGE
    NET ASSETS*     0.92%**  1.82%    1.89%    1.84%    0.64%    1.62%   1.56%

RATIO OF NET INVESTMENT INCOME
  TO AVERAGE
    NET ASSETS*    (0.20)%** 0.07%   (0.14)%  (0.07)%  (0.05)%   0.77%   0.85%

PORTFOLIO TURNOVER
    RATE*           4.24%** 11.37%   19.94%   16.23%    0.00%   25.03%  30.41%

TOTAL RETURN        9.31%   10.09%   17.83%    5.73%  (28.44)% (10.76)% 18.55%

* Per share amounts calculated using the average shares method
** The ratios presented were calculated using operating data for the six-month period from November 1, 2011 to April 30, 2012











The accompanying notes are an integral part of these statements.



GREATER WESTERN NEW YORK SERIES (A Series Within Bullfinch Fund, Inc.)

FINANCIAL STATEMENTS AS OF APRIL 30, 2012
(UNAUDITED)



GREATER WESTERN NEW YORK SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2012 (UNAUDITED)

ASSETS

Investments in securities, at fair value,
        identified cost of $600,787                           $  930,351

Cash                                                             160,923

Accrued Interest and Dividends                                       530

Prepaid Expenses                                                     148
                                                              ----------

Total assets                                                  $1,091,952
                                                              ==========

LIABILITIES AND NET ASSETS

LIABILITIES

Accrued Expenses								    $     1,750
                                                              ----------


NET ASSETS

Net assets (equivalent to $15.54 per share
    based on 70,164.872 shares of stock outstanding)           1,090,202
                                                              ----------

Total Liabilities and Net Assets                              $1,091,952
                                                              ==========

COMPOSITION OF NET ASSETS

Shares of common Stock - Par Value $.01;
      10,000,000 Shares Authorized,
      70,164.872 Shares Outstanding                            $ 835,333

Accumulated net investment loss                                  (74,695)

Net unrealized appreciation on investments                       329,564
                                                              ----------

Net assets at April 30, 2012                                  $1,090,038
                                                              ==========




The accompanying notes are an integral part of these statements.


GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) SCHEDULE OF INVESTMENTS IN SECURITIES April 30, 2012 (UNAUDITED)


                                         Historical
Common Stocks - 100%	           Shares       Cost        Value


Electronics Components - 11.08%
  Astronics Corp.                  1,925     15,396     $ 61,119
  IEC Electronics Corp.            4,518      6,984       23,313
  TE Connectivity Ltd.             1,000     27,259       36,460
                                           --------     --------
                                             49,639      120,892
Retail - Specialty - 7.80%
  Fastenal Co.                       800     13,954       37,456
  Zumiez Inc.                      1,300     27,816       47,658
                                           --------     --------
                                             41,770       85,114
Electrical Equipment - 7.34%
  Corning, Inc.                    2,200     26,502       31,570
  General Electric Co              1,450     35,248       28,391
  Ultralife Corporation            4,000     25,175       20,120
                                           --------     --------
                                             86,925       80,081
Medical Products & Supplies - 7.26%
  Bristol-Myers Squibb Co.         1,000     21,938       33,370
  Greatbatch Technologies            850     18,984       19,796
  Johnson & Johnson                  400     22,617       26,040
                                           --------     --------
                                             63,539       79,206
Aerospace - 5.71%
  Harris Corporation                 500     24,989       22,770
  Moog, Inc. Class A                 637     15,976       26,926
  Northrop Grumman                   200      2,294       12,656
                                           --------     --------
                                             43,259       62,352
Banking & Finance - 5.46%
  Community Bank System            1,200     23,452       33,744
  M & T Bank Corp.                   300     29,839       25,881
                                           --------     --------
                                             53,291       59,625
Real Estate & Related - 5.13%
  Home Properties Inc.               400     15,027       24,420
  Sovran Self Storage                600     22,310       31,620
                                           --------     --------
                                             37,337       56,040
Computers - Services - 4.62%
  Computer Task Group Inc.         3,500     11,872       50,470

Railroads - 4.45%
  Genesee & Wyoming Class A          900      2,522       48,519

Automotive - 3.97%
  Monro Muffler Brake Inc.         1,050     12,443       43,323

Commercial Services - 3.03%
  Harris Interactive, Inc.         2,200      6,935        2,853
  Paychex, Inc.                      975     25,852       30,206
                                           --------     --------
                                             32,787       33,059
Foods & Beverages - 2.97%
  Constellation Brands Inc.        1,500     15,118       32,400

Metal Fabrication & Hardware - 2.83%
  Graham Corp.                     1,400     15,140       30,912


                                         Historical
                                  Shares       Cost        Value

Steel - 2.48%
  Gibraltar Industries Inc.        2,000     25,111       27,040

Computers - Software - 2.42%
  Oracle Corp.                       900     12,070       26,460

Computers - Hardware - 2.10%
  Dell Corporation                 1,400     23,781       22,918

Utilities - Natural Resources - 1.08%
  National Fuel Gas Co.              250      5,625       11,830

Office Equipment - 1.00%
  Xerox Corp.                      1,400     17,817       10,892

Instruments - 0.96%
  Taylor Devices                     877      4,394       10,419

Environmental Services - 0.83%
  Ecology & Environment              600      9,507        9,024

Packaging & Containers - 0.72%
  Mod Pac Corporation              1,130      4,875        7,808

Computers - Distributors - 0.71%
  Ingram Micro Inc.                  400      4,230        7,784

Telecommunications - 0.66%
  Frontier Communications          1,800     18,026        7,245

Health Care Service Provider - 0.22%
  VirtualScopics Inc.              2,000      2,981        2,400

Airlines - 0.19%
  Southwest Airlines Co.             250      3,447        2,070

Machinery - 0.14%
  Columbus McKinnon Corp.            100      2,344        1,483

Industrial Materials - 0.09%
  Servotronics, Inc.                 100        937          985
                                           --------     --------

Total Investments in Securities             600,787      930,351


Schwab Money Market - 14.75%                             160,923
7 Day Yield .01%
                                           --------     --------


Total Invested Assets                     $ 600,787   $1,091,274
                                           ========     ========
GREATER WESTERN NEW YORK SERIES
 (A SERIES WITHIN BULLFINCH FUND, INC.)
SCHEDULE OF INVESTMENTS IN SECURITIES APRIL 30, 2012 (UNAUDITED)

Table of Industries

Industry                           Market Value       Pct.
------------------------------     -------------- 	   -----

Aerospace                          $       62,352      5.71%
Airlines                           $        2,070      0.19%
Automotive                         $       43,323      3.97%
Banking & Finance                  $       59,625      5.46%
Commercial Services                $       33,059      3.03%
Computers - Distributors           $        7,784      0.71%
Computers - Hardware               $       22,918      2.10%
Computers - Services               $       50,470      4.62%
Computers - Software               $       26,460      2.42%
Electrical Equipment               $       80,081      7.34%
Electronics Components             $      120,892     11.08%
Environmental Services             $        9,024      0.83%
Foods & Beverages                  $       32,400      2.97%
Health Care Service Provider       $        2,400      0.22%
Industrial Materials               $          985      0.09%
Instruments                        $       10,419      0.96%
Machinery                          $        1,483      0.14%
Medical Products & Supplies        $       79,206      7.26%
Metal Fabrication & Hardware       $       30,912      2.83%
Office Equipment                   $       10,892      1.00%
Packaging & Containers             $        7,808      0.72%
Railroads                          $       48,519      4.45%
Real Estate & Related              $       56,040      5.13%
Retail - Specialty                 $       85,114      7.80%
Steel                              $       27,040      2.48%
Telecommunications                 $        7,245      0.66%
Utilities - Natural Resources      $       11,830      1.08%
                                   --------------   --------
Total Equities                     $      930,351     85.25%

Cash & Equivalents                 $      160,923     14.75%
(7 day yield .01%)                 --------------   --------

Total Invested Assets              $    1,091,274    100.00%
                                   ==============   ========



The accompanying notes are an integral part of these statements.

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) STATEMENTS OF OPERATIONS FOR THE PERIOD FROM NOVEMBER 1, 2011 TO
APRIL 30, 2012, FOR THE YEARS ENDED OCTOBER 31, 2011, 2010 AND 2009
(UNAUDITED)

	                       4/2012       10/2011       10/2010       10/2009
INVESTMENT INCOME:
   Dividends                $ 5,038      $ 10,191      $ 13,766      $ 14,568
EXPENSES:
   Adviser Fees               6,444        11,610         9,447         8,557
   Reimbursement of Adviser Fees  0          (477)       (2,047)       (1,909)
   Legal and Professional       896         1,464         1,411         1,647
   Director's Fees            1,200         1,400             0         1,200
   D&O/E&O                      451           968           999           965
   Fidelity Bond                  0           112           107           102
   Taxes                        300           455           566           665
   Telephone                     20           190           154            95
   Registration Fees             90            75         1,998           651
   Custodian Fees             1,562         1,589         1,212           587
   Dues and Subscriptions       991         1,261         1,207         1,234
                           --------      --------      --------     ---------
Total expense                11,954        18,647        15,054        13,794
                           --------      --------      --------     ---------
Net investment income (loss) (6,916)       (8,456)       (1,288)          774

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) from securities
      transactions          (24,782)       13,478           (95)      (15,528)
   Unrealized appreciation (depreciation)
      during the period      89,277        76,352       175,651       (13,899)
                           --------      --------      --------     ---------
   Net gain (loss)
       on investments        64,495        89,830       175,556       (29,427)
                           --------      --------      --------     ---------

CHANGE IN NET ASSETS FROM
       OPERATIONS           $57,579       $81,374      $174,268     $ (28,653)
                           ========      ========      ========     =========

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) STATEMENTS OF CHANGES IN NET ASSETS FOR THE PERIOD FROM NOVEMBER 1, 2010 TO APRIL 30, 2012, FOR THE YEARS ENDED OCTOBER 31, 2011, 2010 AND 2009 (UNAUDITED)

                             4/2012       10/2011       10/2010       10/2009
DECREASE IN NET ASSETS FROM OPERATIONS:
Net investment
    income (loss)          $ (6,916)    $  (8,456)    $  (1,288)     $    774
Net realized gain (loss) from
    securities transactions (24,782)       13,478           (95)      (15,528)
Net change in unrealized
    appreciation (depreciation)
    of investments           89,277        76,352       175,651       (13,899)
                           --------      --------      --------     ---------
Change in net assets
    from operations          57,579        81,374       174,268       (28,653)

CAPITAL SHARE TRANSACTIONS:
   Sales                     78,464        68,765        58,125        12,297
   Redemptions                    0       (25,705)      (97,153)      (60,725)
                           --------      --------      --------     ---------
Total capital share
   transactions              78,464        43,060       (39,028)      (48,428)
                           --------      --------      --------     ---------
Increase (decrease)
   in net assets            136,043       124,434       135,240       (77,081)

NET ASSETS:
   Beginning of period      954,159       829,725       694,485       771,566
                           --------      --------      --------     ---------
   End of period         $1,090,202    $  954,159    $  829,725    $  694,485
                           ========      ========      ========     =========

The accompanying notes are an integral part of these statements.

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) NOTES TO FINANCIAL STATEMENTS APRIL 30, 2012 (UNAUDITED)



NOTE A - SCOPE OF BUSINESS

The Greater Western New York Series (the "Series") is a series within the Bullfinch Fund, Inc. (the "Fund"), which was organized as a Maryland corporation registered under the Investment Company Act of 1940 as an open-ended non-diversified management investment company.

The investment objective of the Series is to seek capital appreciation through the investment in common stock of companies with an important economic presence in the Greater Western New York Region. The Adviser seeks to achieve this objective by using an asset mix consisting primarily of exchange listed securities and over-the-counter common stocks as well as U.S. Government securities maturing within five years.

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Cash - Cash consists of amounts deposited in money market accounts and is not federally insured. The Series has not experienced any losses on such amounts and believes it is not exposed to any significant credit risk on cash.

Security Valuation - The Series records its investments at fair value and is in compliance with FASB 820-10-50. Securities traded on national securities exchanges or the NASDAQ National Market System are valued daily at the closing prices of the securities on those exchanges and securities traded on over-the-counter markets are valued daily at the closing bid prices. Short-term and money market securities are valued at amortized cost, which approximates market value. As of April 30, 2012 all securities are valued through an exchange. In cases where market prices are unreliable or not readily available, for example, when trading on securities are halted as permitted by the SEC or when there is no trading volume on an Over-the-Counter security held by the Fund, the Fund relies on fair value pricing provided by the Adviser. In performing its fair value pricing, the Adviser acts under the ultimate supervision of, and follows, the policies of the Board of Directors. The Board of Directors retains the right to determine its own fair value price should it have reason to believe the price provided by the Adviser does not reflect fair value. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset value per share.

Income Taxes - It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made. As of October 31, 2011 the Series has capital loss carryforwards of $2,591 which expire in six years.

Distributions to Shareholders - Distributions to shareholders are recorded on the ex-dividend date.

Other - The Series follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains and losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results can differ from those estimates.

NOTE C - INVESTMENTS

For the period from November 1, 2011 to April 30, 2012, the Series purchased $37,323 of common stock. During the same period, the Series sold $518 of common stock.

For the year ended October 31, 2011, the Series purchased $17,743 of common stock. During the same period, the Series sold $19,331 of common stock.

For the year ended October 31, 2010, the Series purchased $0 of common stock. During the same period, the Series sold $62,788 of common stock.

For the year ended October 31, 2009, the Series purchased $46,398 of common stock. During the same period, the Series sold $27,690 of common stock.

At April 30, 2012, the gross unrealized appreciation for all securities totaled $ 373,605 and the gross unrealized depreciation for all securities totaled $44,041, or a net unrealized appreciation of $329,564. The aggregate cost of securities for federal income tax purposes at April 30, 2012 was $600,787.

At October 31, 2011, the gross unrealized appreciation for all securities totaled $322,675 and the gross unrealized depreciation for all securities totaled $82,389, or a net unrealized appreciation of $240,286. The aggregate cost of securities for federal income tax purposes at October 31, 2011 was $590,421.

At October 31, 2010, the gross unrealized appreciation for all securities totaled $232,538 and the gross unrealized depreciation for all securities totaled $67,942 or a net unrealized appreciation of $164,596. The aggregate cost of securities for federal income tax purposes at October 31, 2010 was $581,314.

At October 31, 2009, the gross unrealized appreciation for all securities totaled $110,953 and the gross unrealized depreciation for all securities totaled $122,008 or a net unrealized depreciation of $11,055. The aggregate cost of securities for federal income tax purposes at October 31, 2009 was $645,514.


NOTE D - INVESTMENT ADVISORY AGREEMENT

Carosa Stanton Asset Management, LLC serves as investment advisor to the Fund pursuant to an investment advisory agreement which was approved by the Fund's board of directors. Carosa Stanton Asset Management, LLC is a
Registered Investment Adviser under the Investment Advisers Act of 1940. The Investment advisory agreement provides that Carosa Stanton Asset
Management, LLC, subject to the supervision and approval of the Fund's board of directors, is responsible for the day-to-day management of the Fund's portfolio, which includes selecting investments and handling its business affairs.

As compensation for its services to the Fund, the investment advisor receives monthly compensation at an annual rate of 1.25% on the first $1 million of daily average net assets and 1% on that portion of the daily average net assets in excess of $1 million. These fees will be reduced by any sub-transfer agent fees incurred by the Fund.

Carosa Stanton Asset Management, LLC has agreed to forego sufficient investment advisory fees to limit total expenses of the Fund to 2% of the first $10 million in average assets and 1.5% of the next $20 million in average assets.

During the period from November 1, 2011 to April 30, 2012, the year ended October 31, 2011, the year ended October 31, 2010 and the year ended October 31, 2009, the fund paid investment adviser fees of $6,444, $11,133, $7,400, and $6,648 respectively.

On April 30, 2012 the fund had $1,092 included in accrued expenses, as owed to Carosa Stanton Asset Management, LLC.

NOTE E - CAPITAL SHARE TRANSACTIONS

The Fund has authorized 10,000,000 shares of common stock at $0.01 par value per share. Each share has equal dividend, distribution and liquidation rights. Transactions in capital stock of the Series were as follows:

                                                    Shares       Amount


Shares sold during 2009                           1,278.357       12,297
Shares redeemed during 2009                      (6,022.385)     (60,725)

Balance at October 31, 2009                      65,268.173     $752,837

Shares sold during 2010                           4,648.388       58,125
Shares redeemed during 2010                      (8,041.491)     (97,153)

Balance at October 31, 2010                      61,875.070    $ 713,809

Shares sold during 2011                           4,792.983       68,765
Shares redeemed during 2011                      (1,740.992)     (25,705)

Balance at October 31, 2011                      64,927.061    $ 756,869

Shares sold during period                         5,237.811       78,464
Shares redeemed during period                             0            0

Balance at April 30, 2012                        70,164.872    $ 835,333


GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) FINANCIAL HIGHLIGHTS (SUPPLEMENTAL DATA FOR A SHARE OUTSTANDING)
FOR THE PERIOD FROM NOVEMBER 1, 2011 TO APRIL 30, 2012,
FOR THE YEARS ENDED OCTOBER 31, 2011, 2010 AND 2009 AND
FOR THE FOUR MONTHS ENDED OCTOBER 31, 2008 AND FOR THE YEARS ENDED JUNE 30, 2008 and 2007 (UNAUDITED)

                   April  October  October  October  October     June    June
                    2012     2011     2010     2009     2008     2008    2007
NET ASSET VALUE,
   beginning of
   period         $14.70   $13.41  $ 10.64  $ 11.02  $ 12.90  $ 14.85 $ 13.27

INCOME FROM INVESTMENT OPERATIONS
  Net investment income
    (loss)         (0.10)   (0.13)   (0.02)    0.01    (0.02)    0.00   (0.07)
  Net gain (loss) on
    securities both
    realized and
    unrealized       0.94    1.42     2.79    (0.39)   (1.86)   (2.43)   1.57
Total from investment
    operations       0.84    1.29     2.77    (0.38)   (1.88)   (2.43)   1.50

DISTRIBUTIONS
    Dividends        0.00    0.00     0.00     0.00     0.00     0.48    0.08

NET ASSET VALUE, end of
   period          $15.54 $ 14.70  $ 13.41  $ 10.64  $ 11.02  $ 12.90 $ 14.85

NET ASSETS, end of period
   $1,090,202  $954,159   $829,725   $694,485   $771,566   $763,944  $727,561


                   Actual** Actual   Actual   Actual   Actual   Actual  Actual

RATIO OF EXPENSES TO AVERAGE
   NET ASSETS*     1.15%**  2.00%    2.00%    2.00%    0.79%    2.00%    1.98%

RATIO OF EXPENSES TO AVERAGE NET ASSETS BEFORE
   REIMBURSEMENT*  1.15%**  2.06%    2.28%    2.28%    0.79%    2.03%    2.13%

RATIO OF NET INVESTMENT INCOME TO AVERAGE
   NET ASSETS*    (0.66)%**(0.91)%  (0.17)%   0.11%   (0.21)%  (0.01)%  (0.50)%

PORTFOLIO TURNOVER RATE*
                   0.05%**  1.91%    0.00%    4.02%    6.07%   16.22%    4.98%

TOTAL RETURN       5.71%    9.62%   26.03%   (3.45)% (26.93)% (10.18)%  12.53%

* Per share amounts calculated using the average shares method
** The ratios presented were calculated using operating data for the six-month period from November 1, 2011 to April 30, 2012.

The accompanying notes are an integral part of these statements.


ADDITIONAL INFORMATION

EXPENSE TABLE           Beginning        Ending
                    Account Value Account Value    Annualized  Expenses Paid
ACTUAL                    11/1/11     4/30/12 Expense Ratio During Period+
Unrestricted Series	$ 1,000.00	$ 1,093.10	        0.92%	      $  4.77
Greater Western
   New York Series	  1,000.00	  1,057.60	        1.15%	      $  5.87
HYPOTHETICAL+
Unrestricted Series	  1,000.00	  1,025.00	        0.92%	      $  4.62
Greater Western
   New York Series	  1,000.00	  1,025.00	        1.15%	      $  5.77

+     Expenses are equal to each Series' annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days
(181) in the most recent fiscal half-year, then divided by 365.
++    Assumes annual return of 5% before expenses.

All mutual funds have operating expenses. As a shareholder of the Fund, you incur operating expenses including investment advisory fees, regulatory fees and other Fund expenses. Such expenses, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund. The Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Table is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2011 to April 30, 2012).

The Expense Table illustrates your Fund's costs in two ways.

* ACTUAL EXPENSES. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.

* HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. This section is intended to help you compare your Fund's costs with those of other mutual funds. It is based on your Fund's actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case - because the return used is not your Fund's actual return - the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the Securities and Exchange Commission
(the "SEC") requires all mutual funds to calculate expenses based on an annual 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.




BOARD OF DIRECTORS INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors of the Fund are set forth below. The Fund's SAI includes additional information about the Fund's Directors, and is available without charge, by calling (585) 624-3150 or 1-888-BULLFINCH. Each director may be contacted by writing to the director c/o Bullfinch Fund, Inc. 3909 Rush Mendon Road, Mendon,
New York 14506


The directors and officers of the Fund are:

NAME, AGE                POSITON(S)    TERM OF OFFICE        PRINCIPLE        NUMBER OF        OTHER
ADDRESS                  HELD WITH     AND LENGTH OF      OCCUPATION(S)      PORTFOLIOS  DIRECTORSHIPS
                    FUND         TIME SERVED        DURING PAST         IN FUND       HELD BY
                                                             5 YEARS           COMPLEX       DIRECTOR
                                                                             OVERSEEN BY
                                                                              DIRECTOR
-----------------------------------------------------------------------------------------------------

                                           INTERESTED PERSONS*
Christopher Carosa, 51  President;      Term of Office:  President, Founder       2            N/A
  2 Lantern Lane        Director;       N/A              Carosa Stanton
  Honeoye Falls,        Chairman of     Length of Time   Asset Management, LLC;
  New York 14472        Board; Chief    Served:          President, Director
                        Compliance      Since 1997       and Chairman of the
                        Officer                          Board, Bullfinch Fund, Inc.

Gordon Stanton, 53      Vice-President; Term of Office:  Vice-President, Founder       2            N/A
  17 East 96 St.        Director;       N/A              Carosa Stanton
  Apt 7C                                Length of Time   Asset Management, LLC;
  New York,                             Served:          Vice-President,
  NY  10128                             Since 1997       and Director,
                                                         Bullfinch Fund, Inc.;
                                                         Associate, Brown Harris

                                                         Stevens Residential

Betsy Kay Carosa, 51    Corporate       Term of Office:  Office Manager           2            N/A
  2 Lantern Lane        Secretary       N/A              Carosa Stanton
  Honeoye Falls,                        Length of Time   Asset Management, LLC;
  NY  14472                             Served:          Corporate Secretary,
                                        Since 1997       Bullfinch Fund, Inc.

                                           INDEPENDENT DIRECTORS

Thomas M. Doeblin, 52   Director;       Term of Office:  Teacher                    2            N/A
  73 San Gabriel Drive  Audit           N/A              Pittsford-Mendon High
  Rochester,            Committee       Length of Time   School
  NY  14610                             Served:
                                        Since 2006

John P. Lamberton, 52   Director        Term of Office:  Founder, General Partner   2            N/A
  143-49 38th Ave, 3rd Floor            N/A              Cape Bojador Capital
  Flushing,                             Length of Time   Management; Managing
  NY   11354                            Served:          Director, HSBC
                                        Since 2003       Securities

William E.J. Martin, 52 Director        Term of Office:  Managing Member,        2            N/A
  4410 Woodlawn Ave. N                  N/A              Chipman and Martin, LLC;
  Seattle,                              Length of Time   Consultant, Robson Forensic;
  WA  98103                             Served:          Aecon Buildings, Inc.;
                                        Since 1997       Project Manager,
                                                         American Home Builders

Bryan D. Hickman, 67    Director        Term of Office:  President                2            N/A
  6288 Bobble Hill Road Audit           N/A              Coach & Equipment
  Naples,               Committee       Length of Time   Manufacturing Co.
  NY 14512-9700                         Served:
                                        Since 2008

Patrick C. Burke, 51	Director; Audit	Term of Office: N/A	President			2		N/A
  1432 Clover Street		Committee	Length of Time		Burke Group
  Rochester, NY 14610			Served: Since 2011          Regional President
                                                              First Niagara

Lois Irwin, 60         Director        Term of Office:  Marketing Consultant     2            N/A
  33 Oak Meadow Trail                   N/A              Complemar Partners;
  Pittsford,                            Length of Time   President, Icon Design;
  NY  14534                             Served:          General Manager, Xerox
                                        Since 2006

Michael W. Reynolds, 51 Director        Term of Office:  President                2            N/A
  105 Dorchester Road   Audit           N/A              Reynolds & Company
  Buffalo,              Committee       Length of Time
  NY  14213                             Served:
                                        Since 2000




PROXY VOTING GUIDELINES
Carosa Stanton Asset Management, LLC, the Fund's Investment Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge, upon request, by calling (555) 624-3150 or 1-888-BULLFINCH.

QUARTERLY FILING OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


DISCLOSURE REGARDING THE BOARD OF DIRECTORS' APPROVAL
OF THE INVESTMENT ADVISORY CONTRACT

At the Board's Annual Meeting, the Independent Directors of the Board met separately to discuss the Adviser and reported the conclusions to the Board. In determining whether to renew the Management and Investment Advisory Agreements between the Fund and Carosa Stanton Asset Management, LLC,
(the Adviser), the Board of Directors requested, and the Adviser provided information relevant to the Board's consideration. Among the factors the Board considered were:

1) Nature, extent and quality of service provided by the Adviser - the Independent Directors noted the unprecedented access they have to the Adviser, the quick responsiveness to requests and the positive review following Mr. Lamberton's multi-day visits all show the high quality of service provided by the Adviser.
2) The overall performance of the Funds relative to the performance of other funds in the Funds' peer group.
3) In addition, the Board compared expenses of each Fund to the expenses of its peers.
4) The Board also considered the fact that Adviser has implemented breakpoints in the Funds' advisory fee schedule and the Board agreed that this type of fee structure remained reasonable and fair to shareholders.
5) They noted the range of investment advisory and administrative services provided by the Adviser to the Fund.
6) They also took note of the fact that the Fund is not subject to sales charges or Rule 12b-1 fees.
7) The Board also reviewed financial information concerning the Adviser's brokerage practices, including soft dollar arrangements, and noted that these were reasonable.

Based upon their review and consideration of these factors and other matters deemed relevant, the Board concluded that the terms of the Investment Management Agreements are fair and reasonable and the Board voted to renew the Agreements.

Item 2 - CODE OF ETHICS.


      (a) The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, its principal financial officer, principal accounting officer, controller, as well as any other officers and persons providing similar functions. This code of ethics is included as Exhibit 11(a)(1).

      (b) During the period covered by this report, no amendments were made to the provisions of the code of ethics


      (c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics were granted.


Item 3 - AUDIT COMMITTEE FINANCIAL EXPERT.


            The registrant's Board of Directors determined that the registrant does not have an Audit Committee member who possesses all of the attributes required to be an "audit committee financial expert" as defined in instruction 2(b) of Item 3 of Form N-CSR. It was the consensus of the board that, although no one individual Audit Committee member meets the technical definition of an audit committee financial expert, the Committee has sufficient expertise collectively among its members to effectively discharge its duties and that the Committee will engage additional expertise if needed.


Item 4 - PRINCIPAL ACCOUNTANT FEES AND SERVICES.

            The registrant has engaged its principal accountant to perform audit services. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant. Since the accounting fees were approved by the Board of Directors in total, the principal accountant has provided an estimate of the split between audit and preparation of the tax filings.

                                   10/31/2011     10/31/2010

            Audit Fees              $13,000          $10,750

            Audit-Related Fees      $     0          $     0
            Tax Fees                $ 2,000          $ 2,000
            All Other Fees          $     0          $     0

            The Audit Committee of the registrant's Board of Directors recommends a principal accountant to perform audit services for the registrant. Each year, the registrant's Board of Directors vote to approve or disapprove the principal accountant recommended by the Audit Committee for the following year's accounting work.

Item 5 - AUDIT COMMITTEE OF LISTED REGISTRANTS.

           Not applicable to open-end investment companies.

Item 6 - Reserved

Item 7 - DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable to open-end investment companies.

Item 8 - PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable to open-end investment companies.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         None.

Item 10(a) -The registrant's principal executive and principal financial officer has determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on the evaluation of these controls and procedures are effective as of a date within 90 days prior to the filing date of this report.

Item 10(b) -There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 - EXHIBITS.

            (a)(1)  Code of Ethics - referred to in Item 2 is attached hereto.

            (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

            (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bullfinch Fund, Inc.

By: /s/ Christopher Carosa
    ----------------------------------------
    Christopher Carosa,
    President of Bullfinch Fund, Inc.


Date: June 27, 2012



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Christopher Carosa

    ----------------------------------------

    Christopher Carosa,
    President of Bullfinch Fund, Inc.

Date: June 27, 2012